RESTRUCTURING COSTS (FY), Restructuring Charges (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restructuring Reserve [Roll Forward]
Net pre-tax restructuring costs	$ 3	$ 34	$ 19	$ 97	$ 126	$ 80	$ 111
Cost of Sales [Member]
Restructuring Reserve [Roll Forward]
Net pre-tax restructuring costs	(1)	14	5	27	36	36	48
Selling, General and Administrative [Member]
Restructuring Reserve [Roll Forward]
Net pre-tax restructuring costs	4	20	14	70	90	44	63
2019 Actions [Member]
Restructuring Reserve [Roll Forward]
Beginning balance			43	0	0
Net pre-tax restructuring costs					110
Utilization, foreign exchange and other costs					(67)
Ending balance					43	0
Expected. Incurred and Remaining Costs [Abstract]
Expected costs					120
Costs incurred					(110)
Remaining costs					10
2019 Actions [Member] | Severance [Member]
Restructuring Reserve [Roll Forward]
Beginning balance			42	0	0
Net pre-tax restructuring costs					102
Utilization, foreign exchange and other costs					(60)
Ending balance					42	0
2019 Actions [Member] | Facility Exit, Lease Termination and Other Costs [Member]
Restructuring Reserve [Roll Forward]
Beginning balance			1	0	0
Net pre-tax restructuring costs					8
Utilization, foreign exchange and other costs					(7)
Ending balance					1	0
2019 Actions [Member] | Cost of Sales [Member]
Restructuring Reserve [Roll Forward]
Net pre-tax restructuring costs					29
2019 Actions [Member] | Selling, General and Administrative [Member]
Restructuring Reserve [Roll Forward]
Net pre-tax restructuring costs					81
2018 Actions [Member]
Restructuring Reserve [Roll Forward]
Beginning balance			10	33	33	0
Net pre-tax restructuring costs					16	63
Utilization, foreign exchange and other costs					(39)	(30)
Ending balance					10	33	0
Expected. Incurred and Remaining Costs [Abstract]
Expected costs						87
Costs incurred					(16)	(63)
Remaining costs					8
2018 Actions [Member] | Severance [Member]
Restructuring Reserve [Roll Forward]
Beginning balance			9	31	31	0
Net pre-tax restructuring costs					8	57
Utilization, foreign exchange and other costs					(30)	(26)
Ending balance					9	31	0
2018 Actions [Member] | Facility Exit, Lease Termination and Other Costs [Member]
Restructuring Reserve [Roll Forward]
Beginning balance			1	2	2	0
Net pre-tax restructuring costs					8	6
Utilization, foreign exchange and other costs					(9)	(4)
Ending balance					1	2	0
2018 Actions [Member] | Cost of Sales [Member]
Restructuring Reserve [Roll Forward]
Net pre-tax restructuring costs					7
2018 Actions [Member] | Selling, General and Administrative [Member]
Restructuring Reserve [Roll Forward]
Net pre-tax restructuring costs					9
2017 Actions [Member]
Restructuring Reserve [Roll Forward]
Beginning balance			8	16	16	42	0
Net pre-tax restructuring costs					0	1	76
Utilization, foreign exchange and other costs					(8)	(27)	(34)
Ending balance					8	16	42
2017 Actions [Member] | Severance [Member]
Restructuring Reserve [Roll Forward]
Beginning balance			3	11	11	41	0
Net pre-tax restructuring costs					(1)	(4)	74
Utilization, foreign exchange and other costs					(7)	(26)	(33)
Ending balance					3	11	41
2017 Actions [Member] | Facility Exit, Lease Termination and Other Costs [Member]
Restructuring Reserve [Roll Forward]
Beginning balance			5	5	5	1	0
Net pre-tax restructuring costs					1	5	2
Utilization, foreign exchange and other costs					(1)	(1)	(1)
Ending balance					5	5	1
2016 Actions [Member]
Restructuring Reserve [Roll Forward]
Beginning balance			5
Net pre-tax restructuring costs					0
Ending balance					5
Operating Segments [Member] | HVAC [Member]
Restructuring Reserve [Roll Forward]
Net pre-tax restructuring costs	0	12	3	47	56	20	36
Operating Segments [Member] | Refrigeration [Member]
Restructuring Reserve [Roll Forward]
Net pre-tax restructuring costs	(1)	7	2	14	14	23	13
Operating Segments [Member] | Fire & Security [Member]
Restructuring Reserve [Roll Forward]
Net pre-tax restructuring costs	4	14	13	35	53	34	57
Operating Segments [Member] | 2019 Actions [Member] | HVAC [Member]
Expected. Incurred and Remaining Costs [Abstract]
Expected costs					53
Costs incurred					(51)
Remaining costs					2
Operating Segments [Member] | 2019 Actions [Member] | Refrigeration [Member]
Expected. Incurred and Remaining Costs [Abstract]
Expected costs					16
Costs incurred					(14)
Remaining costs					2
Operating Segments [Member] | 2019 Actions [Member] | Fire & Security [Member]
Expected. Incurred and Remaining Costs [Abstract]
Expected costs					49
Costs incurred					(43)
Remaining costs					6
Operating Segments [Member] | 2018 Actions [Member] | HVAC [Member]
Expected. Incurred and Remaining Costs [Abstract]
Expected costs						24
Costs incurred					(7)	(17)
Remaining costs					0
Operating Segments [Member] | 2018 Actions [Member] | Refrigeration [Member]
Expected. Incurred and Remaining Costs [Abstract]
Expected costs						26
Costs incurred					0	(21)
Remaining costs					5
Operating Segments [Member] | 2018 Actions [Member] | Fire & Security [Member]
Expected. Incurred and Remaining Costs [Abstract]
Expected costs						34
Costs incurred					(9)	(22)
Remaining costs					3
Eliminations and Other [Member]
Restructuring Reserve [Roll Forward]
Net pre-tax restructuring costs	$ 0	$ 1	$ 1	$ 1	3	3	$ 5
Eliminations and Other [Member] | 2019 Actions [Member]
Expected. Incurred and Remaining Costs [Abstract]
Expected costs					2
Costs incurred					(2)
Remaining costs					0
Eliminations and Other [Member] | 2018 Actions [Member]
Expected. Incurred and Remaining Costs [Abstract]
Expected costs						3
Costs incurred					0	$ (3)
Remaining costs					$ 0